Organization and Principal Activities (Details) $ / shares in Units, ¥ in Millions				1 Months Ended
	Sep. 09, 2022 USD ($)	Jun. 09, 2021 CNY (¥) shares	Jun. 09, 2021 USD ($) $ / shares shares	May 19, 2021
Organization and Principal Activities (Details) [Line Items]
American depository shares		4,166,450	4,166,450
Public offering price per ADS | $ / shares			$ 11.5
Public offering price per ADS, effect of after reverse stock split | $ / shares			$ 92
Net proceeds received from initial public offering		¥ 269.2	$ 42,200,000
Equity interest | $	$ 1.0659
Disposal transaction | $	$ 1
Class A Ordinary shares [Member]
Organization and Principal Activities (Details) [Line Items]
Vote per share				one
Class A Ordinary shares [Member] | IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregate number of shares issued and sold		37,498,050	37,498,050
Class B Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Vote per share				thirty
ADS [Member]
Organization and Principal Activities (Details) [Line Items]
American depository shares		520,806	520,806